Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life Insurance in Force	$38,709.9	$38,055.1	$514.2	$1,169.0	44.0%
Premiums:
Life insurance	$185.8	$184.3	$2.9	$4.4	65.9%
Accident and health insurance	564.6	565.9	1.7	0.4	425.0%
Total earned premiums	$750.4	$750.2	$4.6	$4.8	95.8%
Benefits:
Life insurance	$294.6	$246.0	$13.9	$62.5	22.2%
Accident and health insurance	468.7	468.6	0.5	0.6	83.3%
Total policyholder benefits	$763.3	$714.6	$14.4	$63.1	22.8%
Union Security Insurance Company
for the year ended December 31, 2017
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life Insurance in Force	$59,075.0	$58,373.3	$549.4	$1,251.1	43.9%
Premiums:
Life insurance	$239.4	$237.3	$3.1	$5.2	59.6%
Accident and health insurance	715.5	716.4	1.2	0.3	400.0%
Total earned premiums	$954.9	$953.7	$4.3	$5.5	78.2%
Benefits:
Life insurance	$345.6	$304.3	$13.1	$54.4	24.1%
Accident and health insurance	507.5	503.6	0.3	4.2	7.1%
Total policyholder benefits	$853.1	$807.9	$13.4	$58.6	22.9%
Union Security Insurance Company
for the year ended December 31, 2016
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life Insurance in Force	$68,173.9	$68,066.3	$1,232.5	$1,340.1	92.0%
Premiums:
Life insurance	$269.6	$234.8	$5.9	$40.7	14.5%
Accident and health insurance	752.1	665.4	52.9	139.6	37.9%
Total earned premiums	$1,021.7	$900.2	$58.8	$180.3	32.6%
Benefits:
Life insurance	$379.6	$341.0	$16.3	$54.9	29.7%
Accident and health insurance	863.1	790.1	24.8	97.8	25.4%
Total policyholder benefits	$1,242.7	$1,131.1	$41.1	$152.7	26.9%